Segment Information (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Reconciliation of Revenue from Segments to Consolidated
Revenue by business segment is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Sell-side advertising	$2,202	$51,622	$33,001	$89,006
Buy-side advertising	6,873	7,850	20,204	27,093
Total revenues	$9,075	$59,472	$53,205	$116,099

Schedule of Reconciliation of Operating Profit (Loss) from Segments to Consolidated
Operating loss by business segment reconciled to loss before income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Sell-side advertising	$(873)	$6,206	$536	$9,657
Buy-side advertising	1,349	1,551	3,490	6,980
Corporate office expenses	(4,134)	(3,263)	(12,555)	(10,030)
Total operating (loss) income	(3,658)	4,494	(8,529)	6,607
Corporate other expense	3,887	(977)	1,323	(3,229)
Income (loss) before income taxes	$229	$3,517	$(7,206)	$3,378

Schedule of Reconciliation of Assets from Segment to Consolidated
Total assets by business segment are as follows (in thousands):

	September 30, 2024	December 31, 2023
Sell-side advertising	$3,807	$34,354
Buy-side advertising	20,604	22,539
Corporate office	6,880	13,779
Total assets	$31,291	$70,672